Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                     November 7, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Alliance Select Investor Series, Inc.
               (File Nos.333-08818 and  811-09176)

Ladies and Gentlemen:

          On behalf of Alliance Select Investor Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2002.

                                                     Sincerely,


                                                     /s/ Nora L. Sheehan
                                                     ---------------------
                                                         Nora L. Sheehan